INCOME TAXES	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

Pre-tax (loss) income from continuing operations for the six months ended June 30, 2021 and 2020 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
PRC	$(8,798,878)	$(7,160,850)
HK	(224,699)	(11,910)
BVI	(5,440,462)	(837,790)
Total loss before income taxes	$(14,464,039)	$(8,010,550)

United States

The Company from time to time evaluates the tax effect of GILTI, and determined that there was no impact of GILTI tax to the Company’s consolidated financial statements as of June 30, 2021.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI and ordinary income, if any, are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, ISTIL. is subject to a profit tax rate of 16.5%.

PRC

Income tax expense (benefit) from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
Current tax expense (benefit)	$871	$(69,858)
Income tax expense (benefit)	$871	$(69,858)

Current income tax expense (benefit) were recorded in 2021 and 2020 and were related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit)	$(3,616,011)	$(2,002,638)
Tax rate differential benefit from tax holiday	952,236	801,931
Permanent differences	231,390	117,180
Tax effect of deductible temporary differences not recognized	1,016,965	801,244
Non-deductible tax loss	1,416,291	212,425
Income tax expense (benefit)	$871	$(69,858)

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
	(Unaudited)
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Allowance for credit losses	$4,698,990	$-	$3,640,083	$-
Loss carry-forwards	4,271,589	-	3,714,825	-
Fixed assets	23,230	(273,000)	80,456	(258,451)
Inventory valuation	384,109	-	369,064	-
Accrued liabilities	14,814	-	-	-
Long-term investments	150,832	-	5,736	-
Intangible assets	-	135,918	-	134,197
Gross deferred tax assets and (liabilities)	9,543,564	(137,082)	7,810,164	(124,254)
Valuation allowance	(9,406,482)	-	(7,685,910)	-
Total deferred tax assets and (liabilities)	$137,082	$(137,082)	$124,254	$(124,254)

The Company has net operating loss carry forwards totaling RMB 163 million ($25.3 million) as of June 30, 2021, substantially all of which were from PRC subsidiaries and will expire on various dates through June 30, 2025. Valuation allowance for deferred tax asset was fully provided. As of June 30, 2021, the Company also has net operating loss of approximately $9.5 million from the parent, Taoping Inc., a BVI company who is treated as a US corporation for the US tax purposes.

IST is approved as being high-technology enterprises and subject to PRC enterprise income tax rate (“EIT”) at 15%. For Biznest, the income tax starts from the earning year, tax free for the first two years and 12.5% income tax rate for year 3-5.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts, circumstances, and current tax law, the Company has recorded nil unrecognized tax benefits as June 30, 2021 and December 31, 2020, respectively. The Company believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax laws and policies, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months, individually or in the aggregate, and have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. Any accrued interest or penalties associated with any unrecognized tax benefits were not significant for the six months ended June 30, 2021 and 2020.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, the PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position. Accordingly, the Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit. It is impractical to calculate the tax effect of the deficit at this time.